Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management [Abstract]
Maximum exposure to credit risk by customer

The maximum exposure to credit risk is as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018
Loans and other financial assets at amortized cost	Korean treasury and government agencies	—	13,547,154
	Banks	—	22,283,842
	Corporates	—	96,627,671
	Consumers	—	149,998,911

	Sub-total	—	282,457,578

Loans and receivables	Korean treasury and government agencies	8,823,584	—
	Banks	26,845,309	—
	Corporates	90,570,551	—
	Consumers	140,866,760	—

	Sub-total	267,106,204	—

Financial assets at FVTPL (IFRS 9)	Deposit	—	26,935
	Debt securities	—	1,824,155
	Loans	—	385,450
	Derivative assets	—	2,026,079

	Sub-total	—	4,262,619

Financial assets at FVTPL (IAS 39)	Deposit	25,972	—
	Debt securities	2,644,333	—
	Financial assets designated as at FVTPL	9,694	—
	Derivative assets	3,115,775	—

	Sub-total	5,795,774	—

Financial assets at FVTOCI	Debt securities	—	17,112,249
AFS financial assets	Debt securities	13,229,244	—
Securities at amortized cost	Debt securities	—	22,932,559
HTM financial assets	Debt securities	16,749,296	—
Derivative assets	Derivative assets (Designated for hedging)	59,272	35,503
Off-balance accounts	Guarantees	12,859,715	12,666,417
	Unused loan commitments	80,760,325	97,796,704

	Sub-total	93,620,040	110,463,121

	Total	396,559,830	437,263,629

Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2017
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and receivables	250,678,479	4,104,912	2,823,247	1,094,988	381,890	8,022,688	267,106,204
Financial assets at FVTPL	5,551,870	2,937	—	148,955	—	92,012	5,795,774
AFS debt securities	12,407,602	52,259	151,131	—	—	618,252	13,229,244
HTM securities	16,606,692	—	63,732	—	—	78,872	16,749,296
Derivative assets (Designated for hedging)	16,590	—	—	42,682	—	—	59,272
Off-balance accounts	91,603,852	529,193	172,570	66,974	25,039	1,222,412	93,620,040

Total	376,865,085	4,689,301	3,210,680	1,353,599	406,929	10,034,236	396,559,830

	December 31, 2018
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	261,547,407	4,592,153	4,597,119	1,526,532	893,354	9,301,013	282,457,578
Securities at amortized cost	22,757,048	—	70,578	—	—	104,933	22,932,559
Financial assets at FVTPL	4,261,110	1,243	—	—	266	—	4,262,619
Financial assets at FVTOCI	15,697,518	261,085	103,755	24,960	2,247	1,022,684	17,112,249
Derivative assets (Designated for hedging)	35,503	—	—	—	—	—	35,503
Off-balance accounts	107,632,858	801,978	343,323	136,727	35,000	1,513,235	110,463,121

Total	411,931,444	5,656,459	5,114,775	1,688,219	930,867	11,941,865	437,263,629

(*)	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.

Credit risk exposure by industries

The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code (Unit: Korean Won in millions):

	December 31, 2017
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and receivables	47,192,641	34,502,509	38,260,051	3,574,746	133,094,287	10,481,970	267,106,204
Financial assets at FVTPL	100,766	83,239	4,640,068	15,073	1,040	955,588	5,795,774
AFS debt securities	707,737	37,719	7,331,774	153,534	—	4,998,480	13,229,244
HTM securities	1,348,754	—	10,962,149	296,214	—	4,142,179	16,749,296
Derivative assets (Designated for hedging)	—	—	59,272	—	—	—	59,272
Off-balance accounts	16,892,926	21,427,378	9,841,379	3,842,479	36,928,554	4,687,324	93,620,040

Total	66,242,824	56,050,845	71,094,693	7,882,046	170,023,881	25,265,541	396,559,830

	December 31, 2018
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	48,319,987	34,972,072	40,338,823	3,295,967	145,715,074	9,815,655	282,457,578
Securities at amortized cost	1,157,512	—	13,414,743	527,847	—	7,832,457	22,932,559
Financial assets at FVTPL	120,659	153,159	3,117,845	16,118	7,614	847,224	4,262,619
Financial assets at FVTOCI	382,409	109,749	13,017,646	224,665	5,535	3,372,245	17,112,249
Derivative assets (Designated for hedging)	—	—	35,503	—	—	—	35,503
Off-balance accounts	17,645,104	22,300,388	9,654,685	4,146,708	49,948,865	6,767,371	110,463,121

Total	67,625,671	57,535,368	79,579,245	8,211,305	195,677,088	28,634,952	437,263,629

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset

	December 31, 2018
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Loans and other financial assets at amortized cost	252,921,186	17,624,416	6,330,382	5,739,850	1,693,148	284,308,982	(1,851,404)	282,457,578
Korean treasury and government agencies	13,549,305	1,009	1	—	—	13,550,315	(3,161)	13,547,154
Banks	22,163,951	105,583	27,777	—	14,307	22,311,618	(27,776)	22,283,842
Corporates	77,160,502	15,550,301	655,907	3,424,215	1,034,030	97,824,955	(1,197,284)	96,627,671
General business	43,173,952	6,474,057	526,303	1,723,704	716,722	52,614,738	(817,002)	51,797,736
Small- and medium-sized enterprise	29,510,917	8,527,542	107,998	1,547,761	277,825	39,972,043	(335,469)	39,636,574
Project financing and others	4,475,633	548,702	21,606	152,750	39,483	5,238,174	(44,813)	5,193,361
Consumers	140,047,428	1,967,523	5,646,697	2,315,635	644,811	150,622,094	(623,183)	149,998,911
Securities at amortized cost	22,939,039	—	195	—	250	22,939,484	(6,925)	22,932,559
Financial assets at FVTOCI(*4)	16,940,654	146,442	25,153	—	—	17,112,249	(6,177)	17,112,249

Total	292,800,879	17,770,858	6,355,730	5,739,850	1,693,398	324,360,715	(1,864,506)	322,502,386

	December 31, 2018
	Collateral value
	Stage 1	Stage 2	Stage 3	Total
Loans and other financial assets at amortized cost	163,329,105	8,836,440	698,593	172,864,138
Korean treasury and government agencies	11,600	—	—	11,600
Banks	361,024	3,334	—	364,358
Corporates	51,595,949	2,509,620	426,325	54,531,894
General business	19,907,948	1,167,993	241,651	21,317,592
Small- and medium-sized enterprise	29,780,716	1,291,222	184,674	31,256,612
Project financing and others	1,907,285	50,405	—	1,957,690
Consumers	111,360,532	6,323,486	272,268	117,956,286
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*4)	—	—	—	—

Total	163,329,105	8,836,440	698,593	172,864,138

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*4)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

The maximum exposure to credit risk of loans and receivables
Loans and receivables

	December 31, 2017
			Corporates
	Korean treasury and government agencies	Banks	General business	Small- and medium-sized enterprise	Project financing and others	Sub-total	Consumers	Total
Neither overdue nor impaired	8,825,767	26,861,286	50,463,112	34,107,547	5,547,950	90,118,609	139,886,407	265,692,069
Overdue but not impaired	8	—	65,616	63,067	—	128,683	878,406	1,007,097
Impaired	—	—	1,402,131	251,431	46,717	1,700,279	537,001	2,237,280

Total	8,825,775	26,861,286	51,930,859	34,422,045	5,594,667	91,947,571	141,301,814	268,936,446

Loss allowance	2,191	15,977	1,078,733	267,162	31,125	1,377,020	435,054	1,830,242

Total, net	8,823,584	26,845,309	50,852,126	34,154,883	5,563,542	90,570,551	140,866,760	267,106,204

Credit soundness of debt securities

Debt securities

The Group manages debt securities based on the external credit rating. Credit soundness of debt securities on the basis of External Credit Assessment Institution (ECAI)’s rating is as follows (Unit: Korean Won in millions):

	December 31, 2017
	Financial assets at FVTPL(*)	AFS debt securities	HTM securities	Total
AAA	1,685,099	9,897,689	15,806,327	27,389,115
AA- ~ AA+	722,923	2,386,567	888,547	3,998,037
BBB- ~ A+	236,311	876,482	52,188	1,164,981
Below BBB-	9,694	68,506	2,234	80,434

Total	2,654,027	13,229,244	16,749,296	32,632,567

(*)	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated as at FVTPL.

Credit quality of the guarantees and loan commitments

Guarantees and loan commitments

The credit quality of the guarantees and loan commitments as of December 31, 2018 as follows (Unit: Korean Won in millions):

	December 31, 2018
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Off-balance accounts Guarantees	11,212,772	1,063,551	7,147	261,599	121,348	12,666,417
Loan commitments	91,734,567	3,632,586	1,529,330	880,518	19,703	97,796,704

Total	102,947,339	4,696,137	1,536,477	1,142,117	141,051	110,463,121

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

Value at risk analysis for trading activities

Trading activities

The minimum, maximum and average VaR for the year ended December 31, 2017 and 2018, respectively, and the VaR as of December 31, 2017 and 2018, respectively, are as follows (Unit: Korean Won in millions):

	December 31, 2017	For the year ended December 31, 2017			December 31, 2018	For the year ended December 31, 2018
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	4,183	3,799	4,918	2,467	3,107	3,702	5,528	1,730
Stock price	909	2,863	4,419	909	2,353	2,669	5,081	1,138
Foreign currencies	4,750	5,051	6,636	4,061	4,972	4,678	6,136	3,439
Commodity price	—	31	188	—	—	3	24	—
Diversification	(4,472)	(4,621)	(6,798)	(2,067)	(4,445)	(4,869)	(8,155)	(1,815)

Total VaR(*)	5,370	7,123	9,363	5,370	5,987	6,183	8,614	4,492

(*)	VaR (Value at Risk): Maximum expected losses

Net interest income and net portfolio value calculated for the assets and liabilities owned by the Bank and consolidated trusts by using the simulation method

The NII and NPV are calculated for the assets and liabilities owned by the Bank and consolidated trusts, respectively, by using the simulation method. The scenario responding to interest rate (“IR”) changes are as follows (Unit: Korean Won in millions):

	December 31, 2017		December 31, 2018
	NII(*1)	NPV(*2)	NII(*1)	NPV(*2)
Base case	4,916,138	23,472,792	4,895,332	24,636,678
Base case (Prepay)	4,916,015	23,163,942	4,887,799	24,225,946
IR 100bp up	5,361,546	22,886,122	5,575,470	24,415,761
IR 100bp down	4,386,437	24,127,559	4,329,543	24,907,344
IR 200bp up	5,806,723	22,372,208	6,603,132	24,232,738
IR 200bp down	3,452,590	24,830,482	3,508,859	25,245,667
IR 300bp up	6,251,897	21,929,189	7,560,155	24,079,415
IR 300bp down	2,254,609	26,633,807	3,352,267	25,680,084

(*1)	NII: Net Interest Income
(*2)	NPV: Net Portfolio Value

Interest earning at risk and interest value at risk calculated based on BIS framework for subsidiaries other than the Bank and consolidated trusts

The interest EaR and VaR calculated based on the BIS Framework of subsidiaries other than the Bank and consolidated trusts are as follows (Unit: Korean Won in millions):

December 31, 2017		December 31, 2018
EaR(*1)	VaR(*2)	EaR(*1)	VaR(*2)
255,679	130,821	248,364	141,484

(*1)	EaR(Earning at Risk): Change of Maximum expected income and expense
(*2)	VaR(Value at Risk): Maximum expected losses

Cash flows of principal amounts and interests from interest bearing assets and liabilities by each re-pricing date

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest), interest bearing assets and liabilities, presented by each re-pricing date, are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and receivables	161,653,892	41,671,530	7,614,159	6,411,841	54,150,998	26,272,958	297,775,378
AFS financial assets	2,150,708	2,500,103	2,016,711	2,367,762	4,229,000	601,735	13,866,019
HTM financial assets	2,286,179	2,161,467	1,433,425	1,687,362	9,369,794	345,868	17,284,095

Total	166,090,779	46,333,100	11,064,295	10,466,965	67,749,792	27,220,561	328,925,492

Liability:
Deposits due to customers	106,815,564	37,750,367	25,117,556	27,585,458	37,518,878	91,246	234,879,069
Borrowings	9,865,249	1,056,579	412,966	437,431	2,709,010	479,827	14,961,062
Debentures	1,955,902	2,452,240	1,018,563	1,752,847	19,770,538	2,869,766	29,819,856

Total	118,636,715	41,259,186	26,549,085	29,775,736	59,998,426	3,440,839	279,659,987

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	159,894,065	45,387,214	8,878,060	9,903,959	46,459,450	4,201,379	274,724,127
Financial assets at FVTPL	371,984	32,278	24,951	64,838	145,121	27,536	666,708
Financial assets at FVTOCI	2,579,442	1,775,435	1,486,953	2,223,494	9,289,742	185,320	17,540,386
Securities at amortized cost	2,449,416	2,251,180	1,735,698	1,946,948	15,177,608	402,671	23,963,521

Total	165,294,907	49,446,107	12,125,662	14,139,239	71,071,921	4,816,906	316,894,742

Liability:
Deposits due to customers	100,232,916	44,207,416	29,419,951	35,427,657	40,130,055	72,276	249,490,271
Borrowings	9,971,680	1,924,390	670,404	518,167	2,723,156	626,364	16,434,161
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176

Total	112,358,512	48,548,289	32,291,425	38,530,054	61,808,611	3,101,717	296,638,608

Foreign currency risk exposure of financial instruments in foreign currency

Financial instruments in foreign currencies exposed to currency risk are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2017
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and receivables	23,000	24,642,900	126,944	1,204,843	25,224	4,127,936	1,156	1,479,351	3,937,733	35,392,763
Financial assets at FVTPL	32	34,303	25	238	—	—	27	34,583	104,892	174,016
AFS financial assets	1,966	2,105,972	—	—	319	52,259	—	590	302,801	2,461,622
HTM financial assets	111	118,868	—	—	—	—	—	—	78,175	197,043

Total	25,109	26,902,043	126,969	1,205,081	25,543	4,180,195	1,183	1,514,524	4,423,601	38,225,444

Liability
Financial liabilities at FVTPL	41	43,423	79	752	—	—	19	24,878	69,977	139,030
Deposits due to customers	13,744	14,725,686	195,176	1,852,440	21,865	3,578,142	883	1,129,802	2,396,826	23,682,896
Borrowings	6,604	7,080,118	2,218	21,056	—	—	247	315,685	242,874	7,659,733
Debentures	3,467	3,714,411	—	—	700	114,555	—	—	375,749	4,204,715
Other financial liabilities	2,392	2,562,740	16,125	153,043	1,802	294,950	129	165,189	588,625	3,764,547

Total	26,248	28,126,378	213,598	2,027,291	24,367	3,987,647	1,278	1,635,554	3,674,051	39,450,921

Off-balance accounts	8,108	8,687,009	33,624	319,127	1,199	196,261	406	519,843	176,886	9,899,126

	December 31, 2018
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and other financial assets at amortized cost	20,406	22,816,027	167,419	1,696,255	29,880	4,863,230	1,994	2,550,147	4,742,340	36,667,999
Financial assets at FVTPL	74	82,197	1,425	14,434	—	—	59	75,169	79,584	251,384
Financial assets at FVTOCI	1,472	1,645,595	—	—	1,604	261,085	—	—	729,581	2,636,261
Securities at amortized cost	52	58,489	—	—	—	—	—	—	175,552	234,041

Total	22,004	24,602,308	168,844	1,710,689	31,484	5,124,315	2,053	2,625,316	5,727,057	39,789,685

Liability
Financial liabilities at FVTPL	118	131,927	1,956	19,815	—	—	55	70,250	121,658	343,650
Deposits due to customers	11,159	12,477,154	169,770	1,720,072	23,967	3,900,923	887	1,135,149	4,392,936	23,626,234
Borrowings	6,606	7,386,616	3,834	38,847	381	61,947	286	365,585	505,541	8,358,536
Debentures	3,645	4,075,084	—	—	—	—	—	—	285,339	4,360,423
Other financial liabilities	2,522	2,820,290	28,955	293,362	1,818	295,919	193	246,584	18,527	3,674,682

Total	24,050	26,891,071	204,515	2,072,096	26,166	4,258,789	1,421	1,817,568	5,324,001	40,363,525

Off-balance accounts	7,453	8,333,153	33,347	337,868	1,557	253,366	474	606,714	823,655	10,354,756

Cash flows of principals and interests of non-derivative financial liabilities by remaining contractual maturities
Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	148,008,777	29,563,310	18,175,348	32,468,110	7,409,118	2,624,594	238,249,257
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	163,369,548	34,227,903	20,685,876	35,392,463	31,233,494	8,703,862	293,613,146

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	191,825	—	—	—	—	—	191,825
Deposits due to customers	145,187,689	33,825,662	22,186,833	42,046,740	7,098,907	1,870,334	252,216,165
Borrowings	6,373,835	2,846,294	1,874,069	1,607,985	3,156,128	642,017	16,500,328
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176
Other financial liabilities	14,240,022	44,572	169,996	1,201	90,615	2,288,560	16,834,966

Total	168,147,287	39,133,011	26,431,968	46,240,156	29,301,050	7,203,988	316,457,460

Cash flows from principals and interests of non-derivative financial liabilities by expected maturities
Cash flows of principals and interests by expected maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	159,146,602	31,298,562	16,667,130	21,995,294	6,487,047	2,278,756	237,873,391
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	174,507,373	35,963,155	19,177,658	24,919,647	30,311,423	8,358,024	293,237,280

	December 31, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	191,825	—	—	—	—	—	191,825
Deposits due to customers	163,787,990	38,126,886	20,993,436	23,262,092	5,230,533	17,649	251,418,586
Borrowings	6,373,835	2,846,294	1,874,069	1,607,985	3,156,128	642,017	16,500,328
Debentures	2,153,916	2,416,483	2,201,070	2,584,230	18,955,400	2,403,077	30,714,176
Other financial liabilities	14,240,022	44,572	169,996	1,201	90,615	2,288,560	16,834,966

Total	186,747,588	43,434,235	25,238,571	27,455,508	27,432,676	5,351,303	315,659,881

Cash flow of derivative financial liabilities by maturities

The cash flow by the maturity of derivative financial liabilities as of December 31, 2017 and 2018 is as follows (Unit: Korean Won in millions):

	Remaining maturity
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2017	3,150,149	—	—	381	67,373	—	3,217,903
December 31, 2018	2,090,861	816	—	—	50,592	—	2,142,269

Maturity analysis of off-balance accounts

The Group provides guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. Under a loan commitment, the Group agrees to make funds available to a customer in the future. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, unused loan commitments, and other guarantees, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Guarantees	12,859,715	12,666,417
Loan commitments	80,760,325	97,796,704

Capital adequacy ratio

Details of the Group’s capital adequacy ratio as of December 31, 2017 and 2018 are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Tier 1 capital	16,074,987	17,275,539
Other Tier 1 capital	3,041,664	3,147,680
Tier 2 capital	3,486,555	3,827,573

Total risk-adjusted capital	22,603,206	24,250,792

Risk-weighted assets for credit risk	134,767,711	142,626,069
Risk-weighted assets for market risk	2,316,938	2,372,451
Risk-weighted assets for operational risk	9,677,559	9,972,430

Total risk-weighted assets	146,762,208	154,970,950

Common Equity Tier 1 ratio	10.95%	11.15%

Tier 1 capital ratio	13.03%	13.18%

Total capital ratio	15.40%	15.65%